Schedule of contract liabilities (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Other Liabilities Disclosure [Abstract]
Balance, beginning of the year	$ 217,246	£ 158,329	£ 209,726
Addition	849,306	618,974	158,329
Recognized to revenue during the year	(217,246)	(158,329)	(209,726)
Balance, ending of the year	$ 849,306	£ 618,974	£ 158,329